Investments Investment Portfolio by Major Security Type (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 44,736.8	$ 40,807.6
Gross Unrealized Gains	387.4	1,223.9
Gross Unrealized Losses	(316.0)	(17.3)
Net Holding Period Gains (Losses)	7.5	15.2
Fair Value	$ 44,815.7	$ 42,029.4
% of Total Fair Value	87.00%	88.40%
Equity Securities, at Fair Value
Cost	$ 2,835.9	$ 2,546.0
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Net Holding Period Gains (Losses)	3,862.5	2,954.9
Fair Value	$ 6,698.4	$ 5,500.9
% of Total Fair Value	13.00%	11.60%
Debt and Equity Securities, at Fair Value
Cost	$ 47,572.7	$ 43,353.6
Gross Unrealized Gains	387.4	1,223.9
Gross Unrealized Losses	(316.0)	(17.3)
Net Holding Period Gains (Losses)	3,870.0	2,970.1
Fair value	$ 51,514.1	$ 47,530.3
% of Total Fair Value	100.00%	100.00%
Other Payables to Broker-Dealers and Clearing Organizations	$ 143.4	$ 95.5
Securities held in consolidated non-insurance subsidiary	4,200.0	6,200.0
Reclassification, Equity Conversion		25.0
Nonredeemable preferred stocks
Equity Securities, at Fair Value
Cost	1,571.8	1,333.7
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Net Holding Period Gains (Losses)	68.1	89.2
Fair Value	$ 1,639.9	$ 1,422.9
% of Total Fair Value	3.20%	3.00%
Common equities
Equity Securities, at Fair Value
Cost	$ 1,264.1	$ 1,212.3
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Net Holding Period Gains (Losses)	3,794.4	2,865.7
Fair Value	$ 5,058.5	$ 4,078.0
% of Total Fair Value	9.80%	8.60%
Fixed maturities
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 43,794.2	$ 35,589.1
Gross Unrealized Gains	387.4	1,223.9
Gross Unrealized Losses	(316.0)	(17.3)
Net Holding Period Gains (Losses)	7.5	15.2
Fair Value	$ 43,873.1	$ 36,810.9
% of Total Fair Value	85.20%	77.40%
Fixed maturities | U.S. government obligations
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 18,586.1	$ 12,437.9
Gross Unrealized Gains	92.9	305.8
Gross Unrealized Losses	(190.8)	(3.7)
Net Holding Period Gains (Losses)	0.0	0.0
Fair Value	$ 18,488.2	$ 12,740.0
% of Total Fair Value	35.90%	26.80%
Fixed maturities | State and local government obligations
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 2,162.6	$ 3,099.4
Gross Unrealized Gains	36.7	123.1
Gross Unrealized Losses	(14.0)	(0.7)
Net Holding Period Gains (Losses)	0.0	0.0
Fair Value	$ 2,185.3	$ 3,221.8
% of Total Fair Value	4.20%	6.80%
Fixed maturities | Foreign government obligations
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 17.9
Gross Unrealized Gains	0.0
Gross Unrealized Losses	0.0
Net Holding Period Gains (Losses)	0.0
Fair Value	$ 17.9
% of Total Fair Value	0.10%
Fixed maturities | Corporate debt securities
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 10,526.2	$ 9,579.7
Gross Unrealized Gains	202.6	601.7
Gross Unrealized Losses	(33.4)	(0.1)
Net Holding Period Gains (Losses)	(3.3)	3.9
Fair Value	$ 10,692.1	$ 10,185.2
% of Total Fair Value	20.70%	21.40%
Fixed maturities | Residential mortgage-backed securities
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 787.7	$ 503.3
Gross Unrealized Gains	2.3	7.1
Gross Unrealized Losses	(0.6)	(0.9)
Net Holding Period Gains (Losses)	0.6	0.0
Fair Value	$ 790.0	$ 509.5
% of Total Fair Value	1.50%	1.10%
Fixed maturities | Commercial mortgage-backed securities
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 6,561.0	$ 6,042.6
Gross Unrealized Gains	38.9	142.5
Gross Unrealized Losses	(64.3)	(10.0)
Net Holding Period Gains (Losses)	0.0	0.0
Fair Value	$ 6,535.6	$ 6,175.1
% of Total Fair Value	12.70%	13.00%
Fixed maturities | Other asset-backed securities
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 4,981.8	$ 3,745.0
Gross Unrealized Gains	13.3	40.1
Gross Unrealized Losses	(12.4)	(0.5)
Net Holding Period Gains (Losses)	(0.4)	0.0
Fair Value	$ 4,982.3	$ 3,784.6
% of Total Fair Value	9.70%	7.90%
Fixed maturities | Redeemable preferred stocks
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 170.9	$ 181.2
Gross Unrealized Gains	0.7	3.6
Gross Unrealized Losses	(0.5)	(1.4)
Net Holding Period Gains (Losses)	10.6	11.3
Fair Value	$ 181.7	$ 194.7
% of Total Fair Value	0.40%	0.40%
Short-term investments
Debt Securities, Available-for-Sale, at Fair Value
Cost	$ 942.6	$ 5,218.5
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Net Holding Period Gains (Losses)	0.0	0.0
Fair Value	$ 942.6	$ 5,218.5
% of Total Fair Value	1.80%	11.00%